Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Nature of Operations

Wells Fargo & Company is a diversified financial services company. We provide banking, insurance, trust and investments, mortgage banking, investment banking, retail banking, brokerage, and consumer and commercial finance through banking stores, the internet and other distribution channels to consumers, businesses and institutions in all 50 states, the District of Columbia, and in other countries. When we refer to “Wells Fargo,” “the Company,” “we,” “our” or “us,” we mean Wells Fargo & Company and Subsidiaries (consolidated). Wells Fargo & Company (the Parent) is a financial holding company and a bank holding company. We also hold a majority interest in a real estate investment trust, which has publicly traded preferred stock outstanding.

Use of Estimates

Our accounting and reporting policies conform with U.S. generally accepted accounting principles (GAAP) and practices in the financial services industry. To prepare the financial statements in conformity with GAAP, management must make estimates based on assumptions about future economic and market conditions (for example, unemployment, market liquidity, real estate prices, etc.) that affect the reported amounts of assets and liabilities at the date of the financial statements and income and expenses during the reporting period and the related disclosures. Although our estimates contemplate current conditions and how we expect them to change in the future, it is reasonably possible that actual conditions could be worse than anticipated in those estimates, which could materially affect our results of operations and financial condition. Management has made significant estimates in several areas, including allowance for credit losses and purchased credit-impaired (PCI) loans (Note 6), valuations of residential mortgage servicing rights (MSRs) (Notes 8 and 9) and financial instruments (Note 17), liability for mortgage loan repurchase losses (Note 9) and income taxes (Note 21). Actual results could differ from those estimates.

Schedule of New Accounting Pronouncements and Changes in Accounting Principles

Accounting Standards Adopted in 2011

In first quarter 2011, we adopted certain provisions of Accounting Standards Update (ASU or Update) 2010-6, Improving Disclosures about Fair Value Measurements.

In third quarter 2011, we adopted the following new accounting guidance:

  Certain provisions of ASU 2010-20, Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses; and
  ASU 2011-02, A Creditor's Determination of Whether a Restructuring is a Troubled Debt Restructuring.

In fourth quarter 2011, we early adopted ASU 2011-08, Testing Goodwill for Impairment.

Adoption of ASU 2010-6 amendment of disclosure requirements for fair value measurements

ASU 2010-06 amends the disclosure requirements for fair value measurements. Companies are required to disclose significant transfers in and out of Levels 1 and 2 of the fair value hierarchy. This Update also clarifies that fair value measurement disclosures should be presented for each asset and liability class, which is generally a subset of a line item in the statement of financial position. In the rollforward of Level 3 activity, companies must present information on purchases, sales, issuances, and settlements on a gross basis rather than on a net basis. Companies should also provide information about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring instruments classified as either Level 2 or Level 3. In first quarter 2011, we adopted the requirement for gross presentation in the Level 3 rollforward with prospective application. The remaining provisions were effective for us in first quarter 2010. Our adoption of this Update did not affect our consolidated financial statement results since it amends only the disclosure requirements for fair value measurements.

Adoption of ASU 2010-20 enhanced disclosure requirements for the allowance for credit losses and financing receivables

ASU 2010-20 requires enhanced disclosures for the allowance for credit losses and financing receivables, which include certain loans and long-term accounts receivables. Companies are required to disaggregate credit quality information and roll forward the allowance for credit losses by portfolio segment. Companies must also provide supplemental information on the nature and extent of troubled debt restructurings (TDRs) and their effect on the allowance for credit losses. We adopted the new disclosure requirements for TDRs in third quarter 2011 with retrospective application to January 1, 2011. The remaining provisions were effective for us in fourth quarter 2010. Our adoption of this Update did not affect our consolidated financial statement results since it amends only the disclosure requirements for financing receivables and the allowance for credit losses.

Adoption of ASU 2011-02 guidance clarifying under what circumstances a creditor should classify a restructured receivable as a troubled debt restructing (TDR)

ASU 2011-02 provides guidance clarifying under what circumstances a creditor should classify a restructured receivable as a TDR. A receivable is a TDR if both of the following exist: 1) a creditor has granted a concession to the debtor, and 2) the debtor is experiencing financial difficulties. This Update clarifies that a creditor should consider all aspects of a restructuring when evaluating whether it has granted a concession, which include determining whether a debtor can obtain funds from another source at market rates and assessing the value of additional collateral and guarantees obtained at the time of restructuring. This Update also provides factors a creditor should consider when determining if a debtor is experiencing financial difficulties, such as probability of payment default and bankruptcy declarations. This guidance was effective for us in third quarter 2011 with retrospective application to January 1, 2011. Our adoption of this Update did not have a material effect on our consolidated financial statements.

Adoption of ASU 2011-08 option to perform a qualitative assessment of goodwill to test for impairment

ASU 2011-08 provides entities with the option to perform a qualitative assessment of goodwill to test for impairment. If, based on qualitative reviews, a company concludes that more likely than not a reporting unit's fair value is less than its carrying amount, then the company must complete quantitative steps to determine if there is goodwill impairment. If a company concludes otherwise, quantitative tests are not required. Our adoption of this Update did not affect our consolidated financial statements.

Accounting Standards with Retrospective Application

Accounting Standards with Retrospective Application

The following accounting pronouncements have been issued by the FASB but are not yet effective:

  Accounting Standards Update (ASU or Update) 2011-11, Disclosures about Offsetting Assets and Liabilities;
  ASU 2011-05, Presentation of Comprehensive Income; and
  ASU 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05.

Accounting standard not yet adopted, ASU 2011-11, expansion of disclosure requirements for financial instruments that may be offset in accordance with enforceable master netting agreements or similar arrangements

ASU 2011-11 expands the disclosure requirements for financial instruments and derivatives that may be offset in accordance with enforceable master netting agreements or similar arrangements. The disclosures are required regardless of whether the instruments have been offset (or netted) in the statement of financial position. Under ASU 2011-11, companies must describe the nature of offsetting arrangements and provide quantitative information about those agreements, including the gross and net amounts of financial instruments that are recognized in the statement of financial position. These changes are effective for us in first quarter 2013 with retrospective application. This Update will not affect our consolidated financial results since it amends only the disclosure requirements for offsetting financial instruments.

Accounting standard not yet adopted, ASU 2011-05, elimination of option for companies to include the components of other comprehensive income in the statement of changes in stockholders' equity

ASU 2011-05 eliminates the option for companies to include the components of other comprehensive income in the statement of changes in stockholders' equity. This Update requires entities to present the components of comprehensive income in either a single statement or in two separate statements, with the statement of other comprehensive income (OCI) immediately following the statement of income. This Update also requires companies to present amounts reclassified out of OCI and into net income on the face of the statement of income.

The remaining provisions are effective for us in first quarter 2012 with retrospective application. Early adoption is permitted. This Update will not affect our consolidated financial results as it amends only the presentation of comprehensive income.

Accounting standard not yet adopted, ASU 2011-12, indefinite deferral of the requirement to present reclassification adjustments on the statement of income	In December 2011, the FASB issued ASU 2011-12, which defers indefinitely the requirement to present reclassification adjustments on the statement of income.
Consolidation

Consolidation

Our consolidated financial statements include the accounts of the Parent and our majority-owned subsidiaries and VIEs (defined below) in which we are the primary beneficiary. Significant intercompany accounts and transactions are eliminated in consolidation. If we own at least 20% of an entity, we generally account for the investment using the equity method. If we own less than 20% of an entity, we generally carry the investment at cost, except marketable equity securities, which we carry at fair value with changes in fair value included in OCI. Investments accounted for under the equity or cost method are included in other assets.

We are a variable interest holder in certain special-purpose entities (SPEs) in which equity investors do not have the characteristics of a controlling financial interest or where the entity does not have enough equity at risk to finance its activities without additional subordinated financial support from other parties (referred to as VIEs). Our variable interest arises from contractual, ownership or other monetary interests in the entity, which change with fluctuations in the fair value of the entity's assets. We consolidate a VIE if we are the primary beneficiary, defined as the party that that has both the power to direct the activities that most significantly impact the VIE and a variable interest that could potentially be significant to the VIE. A variable interest is a contractual, ownership or other interest that changes with changes in the fair value of the VIE's net assets. To determine whether or not a variable interest we hold could potentially be significant to the VIE, we consider both qualitative and quantitative factors regarding the nature, size and form of our involvement with the VIE. We assess whether or not we are the primary beneficiary of a VIE on an on-going basis.

Cash and Due from Banks	Cash and Due From Banks Cash and cash equivalents include cash on hand, cash items in transit, and amounts due from the Federal Reserve Bank and other depository institutions.
Trading Assets

Trading Assets

Trading assets are primarily securities, including corporate debt, U.S. government agency obligations and other securities that we acquire for short-term appreciation or other trading purposes, and the fair value of derivatives held for customer accommodation purposes or risk mitigation and hedging. Interest-only strips and other retained interests in securitizations that can be contractually prepaid or otherwise settled in a way that the holder would not recover substantially all of its recorded investment are classified as trading assets. Trading assets are carried at fair value, with realized and unrealized gains and losses recorded in noninterest income.

Available for Sale

Securities

Securities available for sale Debt securities that we might not hold until maturity and marketable equity securities are classified as securities available for sale and reported at fair value. Unrealized gains and losses, after applicable taxes, are reported in cumulative OCI. Fair value measurement is based upon quoted prices in active markets, if available. If quoted prices in active markets are not available, fair values are measured using independent pricing models or other model-based valuation techniques such as the present value of future cash flows, adjusted for the security's credit rating, prepayment assumptions and other factors such as credit loss assumptions and market liquidity. See Note 17 for more information on fair value measurement of our securities.

       We conduct OTTI analysis on a quarterly basis or more often if a potential loss-triggering event occurs. The initial indicator of OTTI for both debt and equity securities is a decline in market value below the amount recorded for an investment and the severity and duration of the decline.

       For a debt security for which there has been a decline in the fair value below amortized cost basis, we recognize OTTI if we (1) have the intent to sell the security, (2) it is more likely than not that we will be required to sell the security before recovery of its amortized cost basis, or (3) we do not expect to recover the entire amortized cost basis of the security.

       Estimating recovery of the amortized cost basis of a debt security is based upon an assessment of the cash flows expected to be collected. If the cash flows expected to be collected are less than amortized cost, OTTI is considered to have occurred. In performing an assessment of the cash flows expected to be collected, we consider all relevant information including:

  the length of time and the extent to which the fair value has been less than the amortized cost basis;
  the historical and implied volatility of the fair value of the security;
  the cause of the price decline, such as the general level of interest rates or adverse conditions specifically related to the security, an industry or a geographic area;
  the issuer's financial condition, near-term prospects and ability to service the debt;
  the payment structure of the debt security and the likelihood of the issuer being able to make payments that increase in the future;
  for asset-backed securities, the credit performance of the underlying collateral, including delinquency rates, level of non-performing assets, cumulative losses to date, collateral value and the remaining credit enhancement compared with expected credit losses;
  any change in rating agencies' credit ratings at evaluation date from acquisition date and any likely imminent action;
  independent analyst reports and forecasts, sector credit ratings and other independent market data; and
  recoveries or additional declines in fair value subsequent to the balance sheet date.

         If we intend to sell the security, or if it is more likely than not we will be required to sell the security before recovery, an OTTI write-down is recognized in earnings equal to the entire difference between the amortized cost basis and fair value of the security. For debt securities that are considered other-than-temporarily impaired that we do not intend to sell or it is more likely than not that we will not be required to sell before recovery, the OTTI write-down is separated into an amount representing the credit loss, which is recognized in earnings, and the amount related to all other factors, which is recognized in OCI. The measurement of the credit loss component is equal to the difference between the debt security's cost basis and the present value of its expected future cash flows discounted at the security's effective yield. The remaining difference between the security's fair value and the present value of future expected cash flows is due to factors that are not credit-related and, therefore, are recognized in OCI. We believe that we will fully collect the carrying value of securities on which we have recorded a non-credit-related impairment in OCI.

         We hold investments in perpetual preferred securities (PPS) that are structured in equity form, but have many of the characteristics of debt instruments, including periodic cash flows in the form of dividends, call features, ratings that are similar to debt securities and pricing like long-term callable bonds.

         Because of the hybrid nature of these securities, we evaluate PPS for OTTI using a model similar to the model we use for debt securities as described above. Among the factors we consider in our evaluation of PPS are whether there is any evidence of deterioration in the credit of the issuer as indicated by a decline in cash flows or a rating agency downgrade to below investment grade and the estimated recovery period. Additionally, in determining if there was evidence of credit deterioration, we evaluate: (1) the severity of decline in market value below cost, (2) the period of time for which the decline in fair value has existed, and (3) the financial condition and near-term prospects of the issuer, including any specific events which may influence the operations of the issuer. We consider PPS to be other-than-temporarily impaired if cash flows expected to be collected are insufficient to recover our investment or if we no longer believe the security will recover within the estimated recovery period. OTTI write-downs of PPS are recognized in earnings equal to the difference between the cost basis and fair value of the security. Based upon the factors considered in our OTTI evaluation, we believe our investments in PPS currently rated investment grade will be fully realized and, accordingly, have not recognized OTTI on such securities.

         For marketable equity securities other than PPS, OTTI evaluations focus on whether evidence exists that supports recovery of the unrealized loss within a timeframe consistent with temporary impairment. This evaluation considers the severity of and length of time fair value is below cost, our intent and ability to hold the security until forecasted recovery of the fair value of the security, and the investee's financial condition, capital strength, and near-term prospects.

         The securities portfolio is an integral part of our asset/liability management process. We manage these investments to provide liquidity, manage interest rate risk and maximize portfolio yield within capital risk limits approved by management and the Board of Directors and monitored by the Corporate Asset/Liability Management Committee (Corporate ALCO). We recognize realized gains and losses on the sale of these securities in noninterest income using the specific identification method.

         Unamortized premiums and discounts are recognized in interest income over the contractual life of the security using the interest method. As principal repayments are received on securities (i.e., primarily mortgage-backed securities (MBS)) a proportionate amount of the related premium or discount is recognized in income so that the effective interest rate on the remaining portion of the security continues unchanged.

Equity and Cost Method Investments, Policy

Nonmarketable equity securities Nonmarketable equity securities include venture capital equity securities that are not publicly traded and securities acquired for various purposes, such as to meet regulatory requirements (for example, Federal Reserve Bank and Federal Home Loan Bank (FHLB) stock). These securities are accounted for under the cost or equity method and are included in other assets. We review those assets accounted for under the cost or equity method at least quarterly for possible OTTI. Our review typically includes an analysis of the facts and circumstances of each investment, the expectations for the investment's cash flows and capital needs, the viability of its business model and our exit strategy. We reduce the asset value when we consider declines in value to be other than temporary. We recognize the estimated loss as a loss from equity investments in noninterest income.  In addition, we invest in certain equity securities held by our subsidiaries that meet the definition of an investment company (principal investments) and, therefore, are recorded at fair value with realized and unrealized gains and losses included in gains and losses from equity investments in noninterest income.

Repurchase and Resale Agreements Policy

Securities Purchased and Sold Agreements

Securities purchased under resale agreements and securities sold under repurchase agreements are accounted for as collateralized financing transactions and are recorded at the acquisition or sale price plus accrued interest. It is our policy to take possession of securities purchased under resale agreements, which are primarily U.S. Government and Government agency securities. We monitor the market value of securities purchased and sold, and obtain collateral from or return it to counterparties when appropriate. These financing transactions do not create material credit risk given the collateral provided and the related monitoring process.

Finance, Loan and Lease Receivables, Held-for-sale, Policy

Mortgages Held for Sale

Mortgages held for sale (MHFS) include commercial and residential mortgages originated for sale and securitization in the secondary market, which is our principal market, or for sale as whole loans. We elect the fair value option for substantially all residential MHFS (see Note 17). The remaining residential MHFS are held at the lower of cost or market value (LOCOM), and are valued on an aggregate portfolio basis. Commercial MHFS are held at LOCOM and are valued on an individual loan basis.

       Gains and losses on MHFS are recorded in mortgage banking noninterest income. Direct loan origination costs and fees for MHFS under fair value option are recognized in mortgage banking noninterest income at origination. For MHFS recorded at LOCOM, loan costs and fees are deferred at origination and are recognized in mortgage banking noninterest income at time of sale. Interest income on MHFS for which the fair value option is elected is calculated based upon the note rate of the loan and is recorded to interest income.

       Our lines of business are authorized to originate held-for-investment loans that meet or exceed established loan product profitability criteria, including minimum positive net interest margin spreads in excess of funding costs. When a determination is made at the time of commitment to originate loans as held for investment, it is our intent to hold these loans to maturity or for the “foreseeable future,” subject to periodic review under our corporate asset/liability management process. In determining the “foreseeable future” for these loans, management considers (1) the current economic environment and market conditions, (2) our business strategy and current business plans, (3) the nature and type of the loan receivable, including its expected life, and (4) our current financial condition and liquidity demands. Consistent with our core banking business of managing the spread between the yield on our assets and the cost of our funds, loans are periodically reevaluated to determine if our minimum net interest margin spreads continue to meet our profitability objectives. If subsequent changes in interest rates significantly impact the ongoing profitability of certain loan products, we may subsequently change our intent to hold these loans, and we would take actions to sell such loans in response to the Corporate ALCO directives to reposition our balance sheet because of the changes in interest rates. These directives identify both the type of loans to be sold and the weighted average coupon rate of such loans no longer meeting our ongoing investment criteria. Upon the issuance of such directives, we immediately transfer these loans to the MHFS portfolio at LOCOM.

Loans Held for Sale

Loans held for sale (LHFS) are carried at LOCOM or at fair value. Generally, consumer loans are valued on an aggregate portfolio basis, and commercial loans are valued on an individual loan basis. Gains and losses on LHFS are recorded in other noninterest income. For LHFS recorded at LOCOM, direct loan origination costs and fees are deferred at origination and are recognized in other noninterest income at time of sale. For loans recorded at fair value, direct loan origination costs and fees are recorded in other noninterest income at origination. The fair value of LHFS is based on what secondary markets are currently offering for portfolios with similar characteristics, and related gains and losses are recorded in noninterest income.

Loans

Loans

Loans are reported at their outstanding principal balances net of any unearned income, cumulative charge-offs, unamortized deferred fees and costs on originated loans and unamortized premiums or discounts on purchased loans. PCI loans are reported net of any remaining purchase accounting adjustments. See the “Purchased Credit-Impaired Loans” section in this Note for our accounting policy for PCI loans.

       Unearned income, deferred fees and costs, and discounts and premiums are amortized to interest income over the contractual life of the loan using the interest method. Loan commitment fees are generally deferred and amortized into noninterest income on a straight-line basis over the commitment period.

Loans also include direct financing leases that are recorded at the aggregate of minimum lease payments receivable plus the estimated residual value of the leased property, less unearned income. Leveraged leases, which are a form of direct financing leases, are recorded net of related nonrecourse debt. Leasing income is recognized as a constant percentage of outstanding lease financing balances over the lease terms in interest income.

Nonaccrual AND PAST DUE loans We generally place loans on nonaccrual status when:

  the full and timely collection of interest or principal becomes uncertain;
  they are 90 days (120 days with respect to real estate 1-4 family first and junior lien mortgages) past due for interest or principal, unless both well-secured and in the process of collection; or
  part of the principal balance has been charged off and no restructuring has occurred.

         PCI loans are written down at acquisition to fair value using an estimate of cash flows deemed to be collectible. Accordingly, such loans are no longer classified as nonaccrual even though they may be contractually past due because we expect to fully collect the new carrying values of such loans (that is, the new cost basis arising out of purchase accounting).

         When we place a loan on nonaccrual status, we reverse the accrued unpaid interest receivable against interest income and amortization of any net deferred fees is suspended. A loan will remain in accruing status provided it is both well-secured and in the process of collection. If the ultimate collectability of a loan is in doubt and the loan is on nonaccrual, the cost recovery method is used and cash collected is applied to first reduce the principal outstanding. Generally, we return a loan to accrual status when all delinquent interest and principal become current under the terms of the loan agreement and collectability of remaining principal and interest is no longer doubtful.

         For modified loans, we underwrite at the time of a restructuring to determine if there is sufficient evidence of sustained repayment capacity based on the borrower's financial strength, including documented income, debt to income ratios and other factors. If the borrower has demonstrated performance under the previous terms and the underwriting process shows the capacity to continue to perform under the restructured terms, the loan will remain in accruing status. When a loan classified as a TDR performs in accordance with its modified terms, the loan either continues to accrue interest (for performing loans) or will return to accrual status after the borrower demonstrates a sustained period of performance (generally six consecutive months of payments, or equivalent, inclusive of consecutive payments made prior to the modification). Loans will be placed on nonaccrual status and a corresponding charge-off is recorded if we believe it is probable that principal and interest contractually due under the modified terms of the agreement will not be collectible.

         Generally, consumer loans not secured by real estate or autos are placed on nonaccrual status only when part of the principal has been charged off. Loans are fully charged off or charged down to net realizable value (fair value of collateral less estimated costs to sell) when deemed uncollectible due to bankruptcy or other factors, or when they reach a defined number of days past due based on loan product, industry practice, country, terms and other factors.

         Our loans are considered past due when contractually required principal or interest payments have not been made on the due dates.

  LOAN CHARGE-OFF POLICIES For commercial loans, we generally fully charge off or charge down to net realizable value for loans secured by collateral when:

  management judges the loan to be uncollectible;
  repayment is deemed to be protracted beyond reasonable time frames;
  the loan has been classified as a loss by either our internal loan review process or our banking regulatory agencies;
  the customer has filed bankruptcy and the loss becomes evident owing to a lack of assets; or
  the loan is 180 days past due unless both well-secured and in the process of collection.

For consumer loans, our charge-off policies are as follows:

  1-4 family first and junior lien mortgages – We generally charge down to net realizable value when the loan is 180 days past due.
  Auto loans – We generally fully charge off when the loan is 120 days past due.
  Credit card loans – We generally fully charge off when the loan is 180 days past due.
  Unsecured loans (closed end) – We generally charge off when the loan is 120 days past due.
  Unsecured loans (open end) – We generally charge off when the loan is 180 days past due.
  Other secured loans – We generally fully or partially charge down to net realizable value when the loan is 120 days past due.

Impaired loans We consider a loan to be impaired when, based on current information and events, we determine that we will not be able to collect all amounts due according to the loan contract, including scheduled interest payments. This evaluation is generally based on delinquency information, an assessment of the borrower's financial condition and the adequacy of collateral, if any. Our impaired loans predominantly include loans on nonaccrual status for commercial and industrial, commercial real estate (CRE), foreign loans and any loans modified in a TDR, on both accrual and nonaccrual status.

When we identify a loan as impaired, we measure the impairment based on the present value of expected future cash flows, discounted at the loan's effective interest rate. When collateral is the sole source of repayment for the loan, we may measure impairment based on the fair value of the collateral. If foreclosure is probable, we use the current fair value of the collateral less estimated selling costs, instead of discounted cash flows.

If we determine that the value of an impaired loan is less than the recorded investment in the loan (net of previous charge-offs, deferred loan fees or costs and unamortized premium or discount), we recognize impairment. When the value of an impaired loan is calculated by discounting expected cash flows, interest income is recognized using the loan's effective interest rate over the remaining life of the loan.

Troubled debt restructurings (TDRs) In situations where, for economic or legal reasons related to a borrower's financial difficulties, we grant a concession for other than an insignificant period of time to the borrower that we would not otherwise consider, the related loan is classified as a TDR. We strive to identify borrowers in financial difficulty early and work with them to modify their loan to more affordable terms before it reaches nonaccrual status. These modified terms may include rate reductions, principal forgiveness, term extensions, payment forbearance and other actions intended to minimize our economic loss and to avoid foreclosure or repossession of the collateral. For modifications where we forgive principal, the entire amount of such principal forgiveness is immediately charged off. Loans classified as TDRs, including loans in trial payment periods (trial modifications), are considered impaired loans.

Purchased credit-impaired (PCI) loans Loans acquired with evidence of credit deterioration since their origination and where it is probable that we will not collect all contractually required principal and interest payments are accounted for using the measurement provision for PCI loans. PCI loans are recorded at fair value at the date of acquisition, and the historical allowance for credit losses related to these loans is not carried over. Some loans that otherwise meet the definition as credit-impaired are specifically excluded from the PCI loan portfolios, such as revolving loans where the borrower still has revolving privileges.

       Evidence of credit quality deterioration as of the purchase date may include statistics such as past due and nonaccrual status, commercial risk ratings, recent borrower credit scores and recent loan-to-value percentages. Generally, acquired loans that meet our definition for nonaccrual status are considered to be credit-impaired.

       Substantially all commercial and industrial, CRE and foreign PCI loans are accounted for as individual loans. Conversely, Pick-a-Pay and other consumer PCI loans have been aggregated into several pools based on common risk characteristics. Each pool is accounted for as a single asset with a single composite interest rate and an aggregate expectation of cash flows.

       Accounting for PCI loans involves estimating fair value, at acquisition, using the principal and interest cash flows expected to be collected discounted at the prevailing market rate of interest. The excess of cash flows expected to be collected over the carrying value (estimated fair value at acquisition date) is referred to as the accretable yield and is recognized in interest income using an effective yield method over the remaining life of the loan, or pool of loans, in situations where there is a reasonable expectation about the timing and amount of cash flows to be collected. The difference between contractually required payments and the cash flows expected to be collected at acquisition, considering the impact of prepayments, is referred to as the nonaccretable difference.

       Subsequent to acquisition, we regularly evaluate our estimates of cash flows expected to be collected. If we have probable decreases in cash flows expected to be collected (other than due to decreases in interest rate indices and changes in prepayment assumptions), we charge the provision for credit losses, resulting in an increase to the allowance for loan losses. If we have probable and significant increases in cash flows expected to be collected, we first reverse any previously established allowance for loan losses and then increase interest income as a prospective yield adjustment over the remaining life of the loan, or pool of loans. Estimates of cash flows are impacted by changes in interest rate indices for variable rate loans and prepayment assumptions, both of which are treated as prospective yield adjustments included in interest income.

       Resolutions of loans may include sales of loans to third parties, receipt of payments in settlement with the borrower, or foreclosure of the collateral. For individual PCI loans, gains or losses on sales to third parties are included in noninterest income, and gains or losses as a result of a settlement with the borrower are included in interest income. Our policy is to remove an individual loan from a pool based on comparing the amount received from its resolution with its contractual amount. Any difference between these amounts is absorbed by the nonaccretable difference for the entire pool. This removal method assumes that the amount received from resolution approximates pool performance expectations. The remaining accretable yield balance is unaffected and any material change in remaining effective yield caused by this removal method is addressed by our quarterly cash flow evaluation process for each pool. For loans that are resolved by payment in full, there is no release of the nonaccretable difference for the pool because there is no difference between the amount received at resolution and the contractual amount of the loan. Modified PCI loans are not removed from a pool even if those loans would otherwise be deemed TDRs. Modified PCI loans that are accounted for individually are considered TDRs, and removed from PCI accounting if there has been a concession granted in excess of the original nonaccretable difference. We include these TDRs in our impaired loans.

FORECLOSED ASSETS Foreclosed assets obtained through our lending activities primarily include real estate. Generally, loans have been written down to their net realizable value prior to foreclosure. Any further reduction to their net realizable value is recorded with a charge to the allowance for credit losses at foreclosure. We allow up to 90 days after foreclosure to finalize determination of net realizable value. Thereafter, changes in net realizable value are recorded to noninterest expense. The net realizable value of these assets is reviewed and updated periodically depending on the type of property.

Allowance for Credit Losses The allowance for credit losses (allowance), which consists of the allowance for loan losses and the allowance for unfunded credit commitments, is management's estimate of credit losses inherent in the loan portfolio and unfunded credit commitments at the balance sheet date, excluding loans carried at fair value. It considers both unimpaired and impaired loans and is developed and documented at the loan portfolio segment level – commercial and consumer.

Unimpaired loans are generally evaluated on a collective basis by utilizing risk grades for the commercial loan portfolio segment and loss estimates for pools of loans with similar risk characteristics for the consumer loan portfolio segment. Impaired loans are evaluated on an individual loan basis and predominantly include loans on nonaccrual status for commercial and industrial, commercial real estate, foreign loans and any loans modified in a TDR, on both accrual and nonaccrual status. Commercial and consumer PCI loans may require an allowance subsequent to their acquisition due to probable decreases in expected principal and interest cash flows (other than due to decreases in interest rate indices and changes in prepayment assumptions).

The allowance for each portfolio segment includes an amount for imprecision or uncertainty that may change from period to period. This imprecision amount represents management's judgment of risks inherent in the evaluation processes and assumptions used in establishing the allowance. While our methodology attributes portions of the allowance to the specific portfolio segments, the entire allowance is available to absorb credit losses inherent in the total loan portfolio and unfunded credit commitments. No single statistic or measurement determines the adequacy of the allowance for credit losses.

Securitizations and Beneficial Interests

Securitizations and Beneficial Interests

In certain asset securitization transactions that meet the applicable criteria to be accounted for as a sale, assets are sold to an entity referred to as an SPE, which then issues beneficial interests in the form of senior and subordinated interests collateralized by the assets. In some cases, we may retain beneficial interests issued by the entity. Additionally, from time to time, we may also re-securitize certain assets in a new securitization transaction.

       The assets and liabilities transferred to an SPE are excluded from our consolidated balance sheet if the transfer qualifies as a sale and we are not required to consolidate the SPE.

       For transfers of financial assets recorded as sales, we recognize and initially measure at fair value all assets obtained (including beneficial interests) and liabilities incurred. We record a gain or loss in noninterest income for the difference between the carrying amount and the fair value of the assets sold. Fair values are based on quoted market prices, quoted market prices for similar assets, or if market prices are not available, then the fair value is estimated using discounted cash flow analyses with assumptions for credit losses, prepayments and discount rates that are corroborated by and independently verified against market observable data, where possible. Retained interests from securitizations with off-balance sheet entities, including SPEs and VIEs where we are not the primary beneficiary, are classified as available for sale securities, trading account assets or loans, and are accounted for as described herein.

Mortgage Servicing Rights

Mortgage Servicing Rights (MSRs)

We recognize the rights to service mortgage loans for others, or MSRs, as assets whether we purchase the MSRs or the MSRs result from a sale or securitization of loans we originate (asset transfers). We initially record all of our MSRs at fair value. Subsequently, residential loan MSRs are carried at either fair value or LOCOM based on our strategy for managing interest rate risk. Currently, substantially all of our residential loan MSRs are carried at fair value. All of our MSRs related to our commercial mortgage loans are subsequently measured at LOCOM.

We base the fair value of MSRs on the present value of estimated future net servicing income cash flows. We estimate future net servicing income cash flows with assumptions that market participants would use to estimate fair value, including estimates of prepayment speeds (including housing price volatility), discount rates, default rates, cost to service (including delinquency and foreclosure costs), escrow account earnings, contractual servicing fee income, ancillary income and late fees. Our valuation approach is independently validated by our internal valuation model validation group and our valuation estimates are periodically benchmarked to independent appraisals.

       Changes in the fair value of MSRs occur primarily due to the collection/realization of expected cash flows, as well as changes in valuation inputs and assumptions. For MSRs carried at fair value, changes in fair value are reported in noninterest income in the period in which the change occurs. MSRs subsequently measured at LOCOM are amortized in proportion to, and over the period of, estimated net servicing income. The amortization of MSRs is reported in noninterest income, analyzed monthly and adjusted to reflect changes in prepayment speeds, as well as other factors.

       MSRs accounted for at LOCOM are periodically evaluated for impairment based on the fair value of those assets. For purposes of impairment evaluation and measurement, we stratify MSRs based on the predominant risk characteristics of the underlying loans, including investor and product type. If, by individual stratum, the carrying amount of these MSRs exceeds fair value, a valuation reserve is established. The valuation reserve is adjusted as the fair value changes.

Premises and Equipment

Premises and Equipment

Premises and equipment are carried at cost less accumulated depreciation and amortization. Capital leases, where we are the lessee, are included in premises and equipment at the capitalized amount less accumulated amortization.

       We primarily use the straight-line method of depreciation and amortization. Estimated useful lives range up to 40 years for buildings, up to 10 years for furniture and equipment, and the shorter of the estimated useful life or lease term for leasehold improvements. We amortize capitalized leased assets on a straight-line basis over the lives of the respective leases.

Goodwill and Identifiable Intangible Assets

Goodwill and Identifiable Intangible Assets

Goodwill is recorded in business combinations under the purchase method of accounting when the purchase price is higher than the fair value of net assets, including identifiable intangible assets.

       We assess goodwill for impairment annually, and more frequently in certain circumstances. We initially perform a qualitative assessment of goodwill to test for impairment. If, based on our qualitative review, we conclude that more likely than not a reporting unit's fair value is less than its carrying amount, then we complete quantitative steps as described below to determine if there is goodwill impairment. If we conclude that a reporting unit fair value is not less than its carrying amount, quantitative tests are not required. We have determined that our reporting units are one level below the operating segments. We assess goodwill for impairment on a reporting unit level and apply various quantitative valuation methodologies when required to compare the estimated fair value to the carrying value of each reporting unit. Valuation methodologies include discounted cash flow and earnings multiple approaches. If the fair value is less than the carrying amount, an additional test is required to measure the amount of impairment. We recognize impairment losses as a charge to noninterest expense (unless related to discontinued operations) and an adjustment to the carrying value of the goodwill asset. Subsequent reversals of goodwill impairment are prohibited.

       We amortize core deposit and other customer relationship intangibles on an accelerated basis over useful lives not exceeding 10 years. We review such intangibles for impairment whenever events or changes in circumstances indicate that their carrying amounts may not be recoverable. Impairment is indicated if the sum of undiscounted estimated future net cash flows is less than the carrying value of the asset. Impairment is permanently recognized by writing down the asset to the extent that the carrying value exceeds the estimated fair value.

Operating lease assets

Operating Lease Assets

Operating lease rental income for leased assets is recognized in other income on a straight-line basis over the lease term. Related depreciation expense is recorded on a straight-line basis over the estimated useful life, considering the estimated residual value of the leased asset. The useful life may be adjusted to the term of the lease depending on our plans for the asset after the lease term. On a periodic basis, leased assets are reviewed for impairment. Impairment loss is recognized if the carrying amount of leased assets exceeds fair value and is not recoverable. The carrying amount of leased assets is not recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the lease payments and the estimated residual value upon the eventual disposition of the equipment.

Liability for Mortgage Loan Repurchase Losses

Liability for Mortgage Loan Repurchase Losses

We sell residential mortgage loans to various parties, including (1) Freddie Mac and Fannie Mae (government-sponsored entities (GSEs)), which include the mortgage loans in GSE-guaranteed mortgage securitizations, (2) special purpose entities that issue private label MBS, and (3) other financial institutions that purchase mortgage loans for investment or private label securitization. In addition, we pool Federal Housing Administration (FHA)-insured and Department of Veterans Affairs (VA)-guaranteed mortgage loans, which back securities guaranteed by the Government National Mortgage Association (GNMA).

       We may be required to repurchase mortgage loans, indemnify the securitization trust, investor or insurer, or reimburse the securitization trust, investor or insurer for credit losses incurred on loans (collectively “repurchase”) in the event of a breach of specified contractual representations or warranties that are not remedied within a period (usually 90 days or less) after we receive notice of the breach. Our loan sale contracts to private investors (non-GSE) typically contain an additional provision where we would only be required to repurchase securitized loans if a breach is deemed to have a material and adverse effect on the value of the mortgage loan or to the investors or interests of security holders in the mortgage loan.

       We establish mortgage repurchase liabilities related to various representations and warranties that reflect management's estimate of losses for loans for which we could have a repurchase obligation, whether or not we currently service those loans, based on a combination of factors. Such factors include default expectations, expected investor repurchase demands (influenced by current and expected mortgage loan file requests and mortgage insurance rescissions notices, as well as estimated demand to default and file request relationships) and appeals success rates (where the investor rescinds the demand based on a cure of the defect or acknowledges that the loan satisfies the investor's applicable representations and warranties), reimbursement by correspondent and other third party originators, and projected loss severity. We establish a liability at the time loans are sold and continually update our liability estimate during their life. Although investors may demand repurchase at any time and there is often a lag from the date of default to the time we receive a repurchase demand, the majority of repurchase demands occur on loans that default in the first 24 to 36 months following origination of the mortgage loan and can vary by investor.

       The liability for mortgage loan repurchase losses is included in other liabilities. For additional information on our repurchase liability, see Note 9.

Pension Accounting	Pension Accounting We account for our defined benefit pension plans using an actuarial model as more fully discussed in Note 20.
Income Taxes

Income Taxes

We file consolidated and separate company federal income tax returns, foreign tax returns and various combined and separate company state tax returns.

We evaluate two components of income tax expense: current and deferred. Current income tax expense approximates taxes to be paid or refunded for the current period and includes income tax expense related to our uncertain tax positions. We determine deferred income taxes using the balance sheet method. Under this method, the net deferred tax asset or liability is based on the tax effects of the differences between the book and tax bases of assets and liabilities, and recognizes enacted changes in tax rates and laws in the period in which they occur. Deferred income tax expense results from changes in deferred tax assets and liabilities between periods. Deferred tax assets are recognized subject to management's judgment that realization is “more likely than not.” Uncertain tax positions that meet the more likely than not recognition threshold are measured to determine the amount of benefit to recognize. An uncertain tax position is measured at the largest amount of benefit that management believes has a greater than 50% likelihood of realization upon settlement. Foreign taxes paid are generally applied as credits to reduce federal income taxes payable. We account for interest and penalties as a component of income tax expense.

Stock-Based Compensation	Stock-Based Compensation We have stock-based employee compensation plans as more fully discussed in Note 19. Our compensation expense includes the associated costs for all share-based awards.
Earnings Per Common Share

Earnings Per Common Share

We compute earnings per common share by dividing net income (after deducting dividends and related accretion on preferred stock) by the average number of common shares outstanding during the year. We compute diluted earnings per common share by dividing net income (after deducting dividends and related accretion on preferred stock) by the average number of common shares outstanding during the year, plus the effect of common stock equivalents (for example, stock options, restricted share rights, convertible debentures and warrants) that are dilutive.

Derivatives and Hedging Activities

Derivatives and Hedging Activities

We recognize all derivatives in the balance sheet at fair value. On the date we enter into a derivative contract, we designate the derivative as (1) a hedge of the fair value of a recognized asset or liability, including hedges of foreign currency exposure (“fair value” hedge), (2) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability (“cash flow” hedge), or (3) held for trading, customer accommodation or asset/liability risk management purposes, including economic hedges not qualifying for hedge accounting. For a fair value hedge, we record changes in the fair value of the derivative and, to the extent that it is effective, changes in the fair value of the hedged asset or liability attributable to the hedged risk, in current period earnings in the same financial statement category as the hedged item. For a cash flow hedge, we record changes in the fair value of the derivative to the extent that it is effective in OCI, with any ineffectiveness recorded in current period earnings. We subsequently reclassify these changes in fair value to net income in the same period(s) that the hedged transaction affects net income in the same financial statement category as the hedged item. For free-standing derivatives, we report changes in the fair values in current period noninterest income.

       For fair value and cash flow hedges qualifying for hedge accounting, we formally document at inception the relationship between hedging instruments and hedged items, our risk management objective, strategy and our evaluation of effectiveness for our hedge transactions. This includes linking all derivatives designated as fair value or cash flow hedges to specific assets and liabilities in the balance sheet or to specific forecasted transactions. Periodically, as required, we also formally assess whether the derivative we designated in each hedging relationship is expected to be and has been highly effective in offsetting changes in fair values or cash flows of the hedged item using the regression analysis method or, in limited cases, the dollar offset method.

       We discontinue hedge accounting prospectively when (1) a derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item, (2) a derivative expires or is sold, terminated or exercised, (3) a derivative is de-designated as a hedge, because it is unlikely that a forecasted transaction will occur, or (4) we elect to discontinue the designation of a derivative as a hedge.

       When we discontinue hedge accounting because a derivative no longer qualifies as an effective fair value hedge, we continue to carry the derivative in the balance sheet at its fair value with changes in fair value included in earnings, and no longer adjust the previously hedged asset or liability for changes in fair value. Previous adjustments to the hedged item are accounted for in the same manner as other components of the carrying amount of the asset or liability.

       When we discontinue cash flow hedge accounting because the hedging instrument is sold, terminated or no longer designated (de-designated), the amount reported in OCI up to the date of sale, termination or de-designation continues to be reported in OCI until the forecasted transaction affects earnings.

       When we discontinue cash flow hedge accounting because it is probable that a forecasted transaction will not occur, we continue to carry the derivative in the balance sheet at its fair value with changes in fair value included in earnings, and immediately recognize gains and losses that were accumulated in OCI in earnings.

       In all other situations in which we discontinue hedge accounting, the derivative will be carried at its fair value in the balance sheet, with changes in its fair value recognized in current period earnings.

       We occasionally purchase or originate financial instruments that contain an embedded derivative. At inception of the financial instrument, we assess (1) if the economic characteristics of the embedded derivative are not clearly and closely related to the economic characteristics of the financial instrument (host contract), (2) if the financial instrument that embodies both the embedded derivative and the host contract is not measured at fair value with changes in fair value reported in earnings, and (3) if a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative. If the embedded derivative meets all of these conditions, we separate it from the host contract by recording the bifurcated derivative at fair value and the remaining host contract at the difference between the basis of the hybrid instrument and the fair value of the bifurcated derivative. The bifurcated derivative is carried as a free-standing derivative at fair value with changes recorded in current period earnings.

Private Share Repurchases

Private Share Repurchases

In December 2011, we entered into a private forward repurchase contract with an unrelated third party. This contract settled for approximately 6 million shares of our common stock in first quarter 2012. We also entered into a similar contract in August 2011, which settled in November 2011 for approximately 6 million shares of our common stock. These contracts met accounting requirements to be treated as permanent equity transactions. We entered into these contracts to complement our open-market common stock repurchase strategies, to allow us to manage our share repurchases in a manner consistent with our 2011 Federal Reserve Board (FRB) Comprehensive Capital Analysis Review plan (capital plan), and to provide an economic benefit to the Company. In connection with each contract, we paid $150 million to the counterparty, which was recorded in permanent equity and was not subject to re-measurement. These up-front payments received permanent equity treatment in the quarter paid and thus assured appropriate repurchase timing, consistent with our 2011 capital plan which contemplated a fixed dollar amount available per quarter for share repurchases pursuant to FRB supervisory guidance. In return, the counterparty agreed to deliver a variable number of shares based on a per share discount to the volume-weighted average stock price over the contract period. The counterparty had the right to accelerate settlement with delivery of shares prior to the contractual settlement. There were no scenarios where the contracts would not either physically settle in shares or allow us to choose the settlement method.

Subsequent Events

Subsequent EventsWe have evaluated the effects of subsequent events that have occurred subsequent to period end December 31, 2011, and there have been no material events that would require recognition in our 2011 consolidated financial statements or disclosure in the Notes to the financial statements, except as discussed in Note 15 (Legal Actions) for the announcement on February 9, 2012, of an agreement with state attorneys and federal agencies regarding mortgage servicing, foreclosures and origination issues.